Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants
Warrants

NOTE 8 – WARRANTS

In August 2015, the Company offered 790,000 shares of common stock at $0.10 per share, which included 790,000 warrants (1-for-1) exercisable at $0.50 per share of common stock, expiring in August 2017, carrying a term of 2 years. A summary of warrant activity is as follows:

	June 30, 2017		December 31, 2016
	Shares	Exercise Price	Shares	Exercise Price
Outstanding, beginning of period	6,458,657	N/A	6,458,657	N/A
Warrants Issued	0	N/A	0	N/A
Warrants Exercised	0	N/A	0	N/A
Warrants Expired	0	N/A	0	N/A
Outstanding, end of period	6,458,657	N/A	6,458,657	N/A

If all the warrants are exercised, there would be 7,248,657 shares issued and outstanding, of which 4,634,657 will be registered in this offering. The shares underlying the warrants are not being registered.

The fair value of the Warrants, $6,569, has been determined using the Black Scholes model with the following assumptions: stock price of $0.10 based on current sales of stock for cash, an exercise price of $.50 based on the agreement, term of 2 years, volatility of 81% based on comparable public companies, annual rate of quarterly dividends of 0.0% and a discount rate of 0 .75 which resulted in a call option value of $0.01 per warrant.

NOTE 8 – WARRANTS

In August 2015, the Company offered 790,000 shares of common stock at $0.10 per share, which included 790,000 warrants (1-for-1) exercisable at $0.50 per share of common stock, expiring in August 2017, carrying a term of 2 years. A summary of warrant activity is as follows:

	December 31, 2015		December 31, 2016
	Shares	Exercise Price	Shares	Exercise Price
Outstanding, beginning of period	5,668,657	N/A	6,458,657	N/A
Warrants Issued	790,000	$0.50	0	N/A
Warrants Exercised	0	N/A	0	N/A
Warrants Expired	0	N/A	0	N/A
Outstanding, end of period	6,458,657	N/A	6,458,657	N/A

If all the warrants are exercised, there would be 7,248,657 shares issued and outstanding, of which 4,634,657 were registered pursuant to an effective S-1. The shares underlying the warrants were not registered.

The fair value of the Warrants, $6,569, has been determined using the Black Scholes model with the following assumptions: stock price of $0.10 based on current sales of stock for cash, an exercise price of $.50 based on the agreement, term of 2 years, volatility of 81% based on comparable public companies, annual rate of quarterly dividends of 0.0% and a discount rate of 0 .75 which resulted in a call option value of $0.01 per warrant.